7. Accrued expenses	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Text Block]
7.	Accrued expenses

Accrued expenses consist of the following at December 31:

	2011	2010
Employee and director compensation	$406,013	$307,159
Professional and consulting fees	80,806	88,000
Other accrued expenses	168,089	97,006
	$654,908	$492,165